DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
21.02% of Net Assets
Cherokee County AL Board of Education Tax Warrants			4.000%	12/01/2034	A1	$310,000	$350,409
Elmore County AL Board of Education			4.000	08/01/2038	Aa3	250,000	285,058
Etowah County AL Board of Education Capital Outlay Tax			5.000	09/01/2037	A+*	200,000	215,116
Jasper AL Warrants			5.000	03/01/2032	A2	450,000	517,467
Jefferson County AL Board of Education Public School Warrants			4.000	02/01/2042	A1	325,000	358,020
Limestone County AL Board of Education			5.000	07/01/2033	AA*	255,000	290,478
Madison AL Board of Education Special Tax School Warrants			4.000	02/01/2040	Aa3/	400,000	454,296
Madison AL Board of Education Special Tax School Warrants			4.000	02/01/2041	Aa3/	200,000	226,610
Madison County AL Board of Education Capital Outlay	*	*	5.000	09/01/2031	Aa3/	660,000	775,592
Marshall County AL Board of Education Special Tax School Warrants			4.000	03/01/2033	A2	250,000	276,295
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	AA-*	405,000	437,570
Shelby County AL Board of Education Capital Outlay Warrants	*	*	5.000	02/01/2031	Aa2	615,000	632,331
Troy AL Public Educational Building Authority			5.250	12/01/2036	A2	30,000	30,636
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2036	Aa3	250,000	297,673
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2037	Aa3	250,000	296,270

							5,443,821

PREREFUNDED BONDS
18.82% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	*	*	5.000	09/01/2039	A1	600,000	694,980
Auburn AL Waterworks Board Water Revenue			5.000	09/01/2036	Aa2	250,000	295,498
Birmingham AL Waterworks			5.000	01/01/2026	Aa2	80,000	82,268
Birmingham AL Waterworks	*	*	5.000	01/01/2038	Aa2	550,000	607,464
Birmingham AL Waterworks			5.000	01/01/2040	Aa2	150,000	175,634
Decatur City AL Board of Education Special Tax			5.000	02/01/2040	Aa2	225,000	264,566
Jasper AL Warrants			5.000	03/01/2031	A2	250,000	286,240
Limestone County AL Water & Sewer Authority			5.000	12/01/2033	AA-*	300,000	342,096
Limestone County AL Water & Sewer Authority			5.000	12/01/2034	AA-*	250,000	284,070
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	NR	155,000	168,623
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	NR	245,000	266,533
Opelika AL Warrants			5.000	11/01/2031	Aa2	150,000	158,936
Trussville AL Warrants			5.000	10/01/2039	NR	445,000	503,117
Tuscaloosa AL Warrants			5.000	01/01/2032	Aa1	350,000	398,482
Tuscaloosa AL Warrants			5.000	07/01/2034	Aa1	300,000	346,685

							4,875,192

PUBLIC FACILITIES REVENUE BONDS
16.23% of Net Assets
Anniston AL Public Building Authority			5.000	03/01/2032	A2	400,000	411,912
Anniston AL Public Building Authority DHR Project			5.250	05/01/2030	AA-*	50,000	50,171
Anniston AL Public Building Authority DHR Project			5.500	05/01/2033	AA-*	200,000	200,722
Bessemer AL Public Educational Building Authority Revenue			5.000	07/01/2030	AA*	250,000	252,303
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2037	Aa3	400,000	483,836
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2038	Aa3	250,000	301,575
Boaz AL Warrants			4.000	02/01/2037	AA*	250,000	281,063
Bullock County AL Public Building Authority			4.000	10/01/2038	AA-*	500,000	545,680
Lowndes County AL Warrants			5.250	02/01/2037	A2	250,000	256,823
Montgomery County AL Public Building Authority			5.000	03/01/2036	Aa2	350,000	430,654
Phenix City AL Public Building Authority			4.000	10/01/2037	AA-*	120,000	136,004
Trussville AL Warrants	*	*	5.000	10/01/2039	Aa2	775,000	854,600

							4,205,343

MUNICIPAL UTILITY REVENUE BONDS
15.42% of Net Assets
Berry AL Water & Sewer Revenue			4.000	09/01/2039	AA*	250,000	265,690
Birmingham AL Waterworks			4.000	01/01/2037	Aa2	250,000	279,075
Birmingham AL Waterworks			4.000	01/01/2038	Aa2	205,000	228,024
Birmingham AL Waterworks			4.000	01/01/2041	Aa2	225,000	248,189
Chatom AL Industrial Board Gulf Opportunity Zone			5.000	08/01/2037	A3	150,000	151,761
Cullman AL Utility Board Water Revenue			4.750	09/01/2037	A1	400,000	405,240
Gadsden AL Waterworks & Sewer Board			4.000	06/01/2034	A1	120,000	134,440
Jasper AL Waterworks & Sewer Board Utility Revenue			5.000	06/01/2030	A+*	455,000	457,662
Limestone County AL Water & Sewer Authority			4.750	12/01/2033	AA*	290,000	341,913
Limestone County AL Water & Sewer Authority			4.750	12/01/2035	AA*	400,000	453,540
Opelika AL Utilities Board			4.000	06/01/2039	Aa3	250,000	277,403
Prattville AL Sewer Warrants			4.000	11/01/2042	AA-*	375,000	413,903
Tallassee AL Water Gas & Sewer Warrants			5.125	05/01/2036	A2	10,000	10,030
West Morgan East Lawrence AL Water & Sewer			4.750	08/15/2030	AA*	75,000	75,920
West Morgan East Lawrence AL Water & Sewer			4.850	08/15/2035	AA*	250,000	253,138

							3,995,928

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.09% of Net Assets
AL Community College System Gadsden State Community College			5.000%	06/01/2038	A1	$325,000	$390,137
Auburn University AL General Fee Revenue			4.000	06/01/2036	Aa2	380,000	424,576
Troy University AL Facilities Revenue			5.000	11/01/2028	A1	250,000	291,203
Troy University AL Facilities Revenue			4.000	11/01/2032	A1	300,000	340,212
Troy University AL Facilities Revenue			5.000	11/01/2037	A1	200,000	240,150
University of AL Birmingham			5.000	10/01/2037	Aa2	225,000	249,721
University of AL General Fee Revenue University of AL Huntsville			5.000	09/01/2037	Aa3	250,000	306,298
University of AL Huntsville			5.000	09/01/2038	Aa3	500,000	617,840
University of AL Huntsville General Fee Revenue			5.000	09/01/2038	Aa3	435,000	531,170

							3,391,307

REFUNDING BONDS
5.97% of Net Assets
Enterprise AL Warrants			4.500	11/01/2032	Aa3	115,000	123,405
Montgomery AL Warrants			5.000	06/15/2035	A1	500,000	604,230
Northport AL Warrants	*	*	5.000	08/01/2040	AA-*	735,000	819,922

							1,547,557

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.83% of Net Assets
Birmingham AL Warrants			4.000	12/01/2035	Aa3	250,000	283,664
Birmingham AL Warrants			5.000	12/01/2037	Aa3	250,000	304,980
Madison AL Warrants			5.000	04/01/2035	Aa2	350,000	402,420

							991,064

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.41% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	*	*	5.000	11/01/2035	AA-@	550,000	623,375

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.09% of Net Assets
AL Federal Aid Highway Finance Authority			4.000	06/01/2037	Aa1	250,000	282,830

Total Investments 97.88% of Net Assets							$25,356,417

(cost $23,887,353) (See (a) below for further explanation)

Other assets in excess of liabilities 2.12%							549,405

Net Assets 100%							$25,905,822

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Securtiy is segregated

(a) Cost for federal income tax purposes is $23,887,353 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,478,936
Unrealized depreciation	(9,872)

Net unrealized appreciation	$1,469,064

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2020	UNAUDITED

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,356,417
Level 3	Significant Unobservable Inputs	—

$25,356,417

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.40% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$401,311
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	282,295
KY Association of Counties	5.000	02/01/2030	AA-*	100,000	101,238
KY Association of Counties	5.000	02/01/2032	AA-*	165,000	166,886
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	468,930
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	484,855
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	778,907
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	510,126
KY Association of Counties	5.000	02/01/2035	AA-*	120,000	121,486
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	836,426
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,538,976
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,114,370
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,153,668
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,477,448
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,294,224
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,397,519
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,508,845
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,237,040
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,558,611
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,952,219
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,447,694
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,964,434
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,396,301
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,113,950
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,109,963
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,818,350
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,646,824
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,200,330
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,083,161
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,650,729
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,892,076
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,752,098
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,154,300
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,182,796
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,476,016
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,965,525
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,535,455
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,071,568
KY State Property & Building #115	5.000	04/01/2030	A1	2,500,000	2,842,325
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,156,031
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,737,386
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,167,292
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,580,350
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	6,100,020
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,429,947
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,250,060
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,956,739
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	6,012,307
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,231,199
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,261,961
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	884,159
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	11,372,100
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,341,400
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	565,925
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,233,740
KY State Property & Building #122	4.000	11/01/2035	A1	1,000,000	1,116,850
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	752,213
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	5,899,918
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	10,618,473
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	961,778
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	397,243
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,931,853
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa2	3,720,000	4,068,118

					262,716,337

SCHOOL IMPROVEMENT BONDS
15.40% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,098,316
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,452,227
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,528,954
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,621,783
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,016,251
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,297,350

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Bullitt County KY School District Finance Corporation	4.000%	10/01/2037	A1	$3,075,000	$3,385,022
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,558,029
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,535,504
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,087,232
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,862,277
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,958,429
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,352,498
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,040,919
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,892,081
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,148,250
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	714,369
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,129,109
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,183,180
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,186,479
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,789,079
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,616,048
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,814,159
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,807,672
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,321,471
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,096,570
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,886,960
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,378,881
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,362,504
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,356,713
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,403,278
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,449,578
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,440,997
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,475,539
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,626,032
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,087,536
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,721,242
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,495,480
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,937,221
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,585,181
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,468,870
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,647,600
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,658,480
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,857,884
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,287,790

					147,621,024

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS

13.84% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,365,057
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,621,720
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,925,920
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,576,588
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,362,423
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,580,610
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,331,864
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,477,050
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,646,200
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,287,340
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	5,037,651
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,266,539
Murray State University	5.000	03/01/2032	A1	2,220,000	2,564,122
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,014,715
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,166,788
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,236,861
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,168,200
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,395,027
University of Kentucky General Receipts	5.000	09/01/2030	Baa1	440,000	460,614
University of Kentucky General Receipts	5.000	09/01/2031	Baa1	2,580,000	2,699,764
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	6,390,000	7,175,778
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	17,949,881
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,054,021
University of Kentucky General Receipts	3.500	04/01/2037	Aa2	3,485,000	3,861,519
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,289,130
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	12,018,439
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,220,738
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,327,384
Western KY University	5.000	05/01/2032	A1	1,500,000	1,599,600
Western KY University	4.000	09/01/2034	A1	575,000	639,159
Western KY University	4.000	09/01/2035	A1	595,000	659,510
Western KY University	4.000	09/01/2036	A1	620,000	683,705

					132,663,917

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
10.72% of Net Assets
Campbell & Kenton County Sanitation District #1			4.000%	08/01/2032	Aa2	$6,100,000	$6,911,483
Frankfort KY Electric & Water			4.750	12/01/2034	AA*	695,000	785,364
Frankfort KY Electric & Water			4.750	12/01/2035	AA*	725,000	817,880
Frankfort KY Electric & Water			4.750	12/01/2036	AA*	760,000	855,912
Frankfort KY Electric & Water			4.750	12/01/2037	AA*	800,000	899,056
Frankfort KY Electric & Water			4.750	12/01/2038	AA*	835,000	936,411
KY Rural Water Financing Corporation			4.500	02/01/2023	A+*	1,085,000	1,176,834
KY Rural Water Financing Corporation			4.500	02/01/2024	A+*	880,000	954,483
KY Rural Water Financing Corporation			5.125	02/01/2035	A+*	525,000	525,620
KY State Association of Counties Finance Corporation			4.000	02/01/2031	AA-*	405,000	465,985
KY State Association of Counties Finance Corporation			4.000	02/01/2033	AA-*	415,000	472,635
Louisville & Jefferson County Metropolitan Sewer			4.000	05/15/2030	Aa3	3,120,000	3,582,353
Louisville & Jefferson County Metropolitan Sewer			5.000	05/15/2031	Aa3	2,465,000	2,734,326
Louisville & Jefferson County Metropolitan Sewer			4.000	05/15/2033	Aa3	1,000,000	1,095,740
Louisville & Jefferson County Metropolitan Sewer	*	*	5.000	05/15/2034	Aa3	27,730,000	29,385,203
Louisville & Jefferson County Metropolitan Sewer			4.750	05/15/2034	Aa3	2,230,000	2,513,076
Louisville & Jefferson County Metropolitan Sewer			5.000	05/15/2034	Aa3	4,595,000	5,410,061
Louisville & Jefferson County Metropolitan Sewer			4.750	05/15/2035	Aa3	2,245,000	2,523,627
Louisville & Jefferson County Metropolitan Sewer			5.000	05/15/2035	Aa3	4,825,000	5,661,076
Louisville & Jefferson County Metropolitan Sewer			4.750	05/15/2036	Aa3	2,795,000	3,140,574
Louisville & Jefferson County Metropolitan Sewer			4.000	05/15/2037	Aa3	10,000,000	11,363,800
Northern KY Water District			5.000	02/01/2026	Aa2	1,000,000	1,069,440
Northern KY Water District			5.000	02/01/2027	Aa2	4,315,000	4,606,478
Northern KY Water District			5.000	02/01/2033	Aa2	3,580,000	3,687,865
Owensboro KY Electric Light & Power			4.000	01/01/2031	A3	245,000	274,312
Owensboro KY Electric Light & Power			4.000	01/01/2033	A3	275,000	304,975
Owensboro KY Electric Light & Power			4.000	01/01/2034	A3	305,000	337,842
Owensboro KY Electric Light & Power			4.000	01/01/2035	A3	200,000	220,350
Owensboro KY Electric Light & Power			4.000	01/01/2036	A3	325,000	357,003
Owensboro KY Electric Light & Power			4.000	01/01/2037	A3	410,000	449,036
Owensboro KY Water Revenue			4.000	09/15/2034	A1	2,075,000	2,329,001
Owensboro KY Water Revenue			4.000	09/15/2035	A1	2,155,000	2,399,980
Owensboro KY Water Revenue			4.000	09/15/2037	A1	1,950,000	2,167,445
Owensboro KY Water Revenue			4.000	09/15/2039	A1	2,125,000	2,349,698
							102,764,924
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.76% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2021	A2	1,570,000	1,594,633
KY Asset Liability Commission Federal Highway			5.000	09/01/2022	A2	3,500,000	3,553,900
KY Asset Liability Commission Federal Highway			5.250	09/01/2025	A2	3,400,000	3,804,974
KY Asset Liability Commission Federal Highway			5.000	09/01/2027	A2	9,760,000	11,397,823
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2029	Aa3	5,165,000	5,388,593
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2029	Aa3	7,235,000	7,772,995
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2029	Aa3	4,000,000	4,779,440
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2030	Aa3	1,845,000	1,925,092
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2030	Aa3	1,465,000	1,579,006
KY State Turnpike Economic Development Road Revenue	*	*	5.000	07/01/2031	Aa3	9,350,000	10,075,467
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2032	Aa3	1,315,000	1,528,451
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2032	Aa3	1,765,000	2,137,874
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2032	Aa3	8,755,000	9,426,246
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2033	Aa3	5,000,000	5,537,850
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2034	Aa3	2,370,000	2,797,904
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2036	Aa3	400,000	478,512
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2037	Aa3	500,000	596,655
							74,375,415
PUBLIC FACILITIES REVENUE BONDS
6.30% of Net Assets
Bracken County KY Public Property			5.000	08/01/2030	A1	1,110,000	1,166,821
KY Bond Development			5.000	09/01/2035	A2	1,275,000	1,545,721
KY Bond Development			5.000	09/01/2036	A2	2,000,000	2,416,140
KY Bond Development			5.000	09/01/2037	A2	3,725,000	4,468,473
KY Bond Development			5.000	09/01/2038	A2	1,125,000	1,343,858
KY State Certificate of Participation			4.000	04/15/2030	A1	1,500,000	1,732,590
KY State Certificate of Participation			4.000	04/15/2031	A1	1,350,000	1,556,064
KY State Certificate of Participation			5.000	06/15/2034	A1	1,640,000	1,891,691
KY State Certificate of Participation			5.000	04/15/2038	A1	5,000,000	5,997,800
KY State Certificate of Participation			5.000	06/15/2038	A1	7,535,000	8,587,037
Laurel County General Obligation			4.000	05/01/2031	A2	1,295,000	1,461,602
Laurel County General Obligation			4.000	05/01/2034	A2	1,440,000	1,608,134
Laurel County General Obligation			4.000	05/01/2035	A2	1,495,000	1,661,259

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
Laurel County General Obligation			4.000%	05/01/2036	A2	$1,555,000	$1,729,005
Laurel County General Obligation			4.000	05/01/2037	A2	1,620,000	1,793,453
Laurel County General Obligation			4.000	05/01/2038	A2	1,680,000	1,854,115
Laurel County KY Judicial Center			5.000	03/01/2025	A1	500,000	573,180
Louisville & Jefferson County Visitors & Convention Commission			4.000	06/01/2032	Aa3	2,725,000	3,012,978
Marshall County Library			4.000	06/01/2038	Aa3	1,060,000	1,171,766
Nicholasville KY General Obligation			3.500	05/01/2030	AA*	1,480,000	1,630,042
River City, Inc. Parking Authority			4.750	06/01/2027	Aa3	750,000	826,073
River City, Inc. Parking Authority			4.750	06/01/2028	Aa3	940,000	1,034,113
River City, Inc. Parking Authority			4.750	06/01/2029	Aa3	1,160,000	1,274,248
River City, Inc. Parking Authority			4.750	06/01/2029	Aa3	980,000	1,076,520
River City, Inc. Parking Authority			4.750	06/01/2030	Aa3	1,025,000	1,124,292
River City, Inc. Parking Authority			4.750	06/01/2031	Aa3	1,270,000	1,391,374
River City, Inc. Parking Authority			5.000	06/01/2031	Aa3	1,080,000	1,196,456
River City, Inc. Parking Authority			5.000	06/01/2032	Aa3	1,130,000	1,250,368
River City, Inc. Parking Authority			5.000	06/01/2033	Aa3	1,395,000	1,542,228
Warren County KY Downtown Economic Development Authority			5.000	06/01/2038	AA-*	2,345,000	2,480,353
							60,397,754
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.98% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth			4.000	05/01/2032	AA*	1,810,000	1,997,788
KY Development Corporation Hospital Facilities - St. Elizabeth			4.000	05/01/2035	AA*	1,390,000	1,527,554
KY Development Corporation Hospital Facilities - St. Elizabeth			4.000	05/01/2036	AA*	1,200,000	1,314,456
KY Development Corporation Hospital Facilities - St. Elizabeth			5.000	05/01/2039	AA*	7,185,000	8,333,378
Lexington Fayette Urban County Government			5.250	06/01/2032	A1	1,500,000	1,556,025
Lexington Fayette Urban County Government Healthcare			5.250	06/01/2028	A1	1,000,000	1,040,930
Lexington Fayette Urban County Government Public Facilities			5.000	06/01/2033	A1	5,260,000	5,452,095
Louisville & Jefferson County Norton Healthcare			5.500	10/01/2033	A*	2,000,000	2,237,640
Louisville & Jefferson County Norton Healthcare			5.000	10/01/2033	A*	6,810,000	8,026,743
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2035	A*	3,850,000	4,213,825
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2036	A*	7,005,000	7,662,559
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2039	A*	4,500,000	5,019,255
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2040	A*	1,000,000	1,110,950
Warren County KY Hospital			5.000	04/01/2028	A+*	6,225,000	6,788,985
Warren County KY Hospital			5.000	04/01/2035	A+*	1,025,000	1,095,254
							57,377,437
REFUNDING BONDS
5.86% of Net Assets
KY State Property & Building #80			5.250	05/01/2020	A1	1,000,000	1,003,370
KY State Property & Building #83			5.250	10/01/2020	A1	24,220,000	24,706,338
KY State Property & Building #84			5.000	08/01/2021	A1	310,000	324,179
KY State Property & Building #84			5.000	08/01/2022	A1	18,000,000	19,495,080
KY State Property & Building #102			5.000	05/01/2024	Aa3	405,000	440,353
KY State Property & Building #104			5.000	11/01/2022	A2	1,290,000	1,397,805
KY State Property & Building #108			5.000	08/01/2025	A1	2,690,000	3,099,175
KY State Property & Building #121			5.000	02/01/2029	A1	4,535,000	5,736,322
							56,202,622
PREREFUNDED BONDS
3.73% of Net Assets
Bracken County KY Public Property			5.000	08/01/2029	A1	840,000	881,278
Franklin County KY Public Properties Justice Center			5.000	04/01/2029	A1	2,630,000	2,725,837
Hardin County KY School District Finance Corporation			5.000	05/01/2030	A1	450,000	468,396
Hardin County KY School District Finance Corporation			5.000	05/01/2031	A1	470,000	489,214
KY State Property & Building #100			5.000	08/01/2027	A1	610,000	639,811
KY State Property & Building #100			5.000	08/01/2030	A1	9,980,000	10,467,723
KY State Property & Building #100			5.000	08/01/2031	A1	5,100,000	5,349,237
Lexington Fayette Urban County Airport Board			5.000	07/01/2030	Aa2	1,250,000	1,355,400
Louisville & Jefferson County Catholic Health Initiatives	*	*	5.000	12/01/2035	NR	11,290,000	12,222,440
Owensboro KY Public Property			4.500	04/01/2034	A1	1,165,000	1,203,224
							35,802,560
AIRPORT REVENUE BONDS
1.28% of Net Assets
Kenton County Airport			5.000	01/01/2029	A1	240,000	285,377
Kenton County Airport			5.000	01/01/2034	A1	275,000	341,663
Kenton County Airport			5.000	01/01/2035	A1	300,000	371,091
Kenton County Airport			5.000	01/01/2036	A1	325,000	400,553
Kenton County Airport			5.000	01/01/2037	A1	250,000	306,995
Kenton County Airport			5.000	01/01/2038	A1	500,000	612,200
Kenton County Airport			5.000	01/01/2039	A1	500,000	611,305
Kenton County Airport			5.000	01/01/2044	A1	2,500,000	2,999,250
Lexington Fayette Urban County Airport Board			5.000	07/01/2028	Aa2	1,170,000	1,272,749
Lexington Fayette Urban County Airport Board			5.000	07/01/2032	Aa2	1,430,000	1,555,254
Lexington Fayette Urban County Airport Board			5.000	07/01/2033	Aa2	1,520,000	1,652,422
Lexington Fayette Urban County Airport Board			5.000	07/01/2038	Aa2	1,720,000	1,867,834
							12,276,693

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.14% of Net Assets
Warren County General Obligation	4.000%	06/01/2035	Aa1	$1,175,000	$1,326,963

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.12% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	180,000	180,232
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	936,449
					1,116,681

Total Investments 98.53% of Net Assets					$944,642,327

(cost $896,303,728) (See (a) below for further explanation)

Other assets in excess of liabilities 1.47%					14,126,231

Net Assets 100%					$958,768,558

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Securtiy is segregated

(a)	Cost for federal income tax purposes is $896,303,728 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	48,812,318
Unrealized depreciation	(473,719)
Net unrealized appreciation	48,338,599

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2020 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	944,642,327
Level 3	Significant Unobservable Inputs	—
944,642,327

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.74% of Net Assets
Barren County KY School District Finance Corporation	*	*	5.000%	08/01/2022	A1	$1,055,000	$1,143,905
Barren County KY School District Finance Corporation			5.000	08/01/2023	A1	500,000	559,800
Bowling Green KY Independent School District Finance Corporation			5.000	08/01/2027	A1	695,000	830,760
Bullitt County KY School District Finance Corporation			5.000	09/01/2022	A1	300,000	325,797
Fayette County KY School District Finance Corporation			5.000	06/01/2023	Aa3	500,000	553,915
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2023	Aa3	1,000,000	1,113,360
Hardin County KY School District Finance Corporation			5.000	03/01/2023	A1	770,000	847,547
Jefferson County KY School District Finance Corporation			4.000	12/01/2023	Aa3	500,000	544,610
Jessamine County KY School District Finance Corporation			5.000	02/01/2023	A1	575,000	627,423
Laurel County KY School District Finance Corporation			4.000	06/01/2022	A1	890,000	937,241
Laurel County KY School District Finance Corporation			4.000	06/01/2024	A1	465,000	504,906
Pike County School District Finance Corporation			5.000	08/01/2024	A1	250,000	285,105
Pike County School District Finance Corporation			5.000	02/01/2025	A1	900,000	1,039,950
Pike County School District Finance Corporation			5.000	08/01/2025	A1	200,000	234,068
Pike County School District Finance Corporation			4.000	02/01/2028	A1	295,000	331,999
Warren County KY School District Finance Corporation			4.000	06/01/2022	A1	725,000	760,627
							10,641,013
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
20.56% of Net Assets
KY State Property & Building #100			5.000	08/01/2025	A1	500,000	523,755
KY State Property & Building #106			5.000	10/01/2021	A1	750,000	791,093
KY State Property & Building #106			5.000	10/01/2024	A1	750,000	827,355
KY State Property & Building #106			5.000	10/01/2025	A1	2,365,000	2,605,379
KY State Property & Building #106	*	*	5.000	10/01/2026	A1	1,000,000	1,100,210
KY State Property & Building #108			5.000	08/01/2023	A1	875,000	964,871
KY State Property & Building #108			5.000	08/01/2028	A1	755,000	879,409
KY State Property & Building #110			5.000	08/01/2023	A1	1,750,000	1,924,982
							9,617,054
PUBLIC FACILITIES REVENUE BONDS
16.29% of Net Assets
KY State Certificate of Participation			4.000	06/15/2023	A1	940,000	1,012,342
KY State Certificate of Participation			4.000	06/15/2024	A1	300,000	330,066
KY State Property & Building #109	*	*	5.000	10/01/2022	A1	1,000,000	1,088,400
Laurel County KY Justice Center			5.000	03/01/2023	A1	600,000	655,026
Lexington Fayette Urban County Government - Court Facilities			5.000	10/01/2024	A1	700,000	801,304
Livingston County KY Public Properties			5.000	08/01/2022	A1	500,000	537,220
Livingston County KY Public Properties			5.000	08/01/2024	A1	555,000	629,198
River City Parking Authority			5.000	12/01/2024	Aa3	340,000	394,434
Taylor County KY Public Courthouse			4.000	09/01/2027	A1	700,000	784,805
Warren County KY Justice Center Expansion Corporation	*	*	5.000	09/01/2023	A1	1,250,000	1,385,900
							7,618,695
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.59% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2024	A2	500,000	570,830
KY Asset Liability Commission Federal Highway			5.000	09/01/2026	A2	565,000	644,778
KY Asset Liability Project Notes			4.000	09/01/2023	A2	250,000	269,958
KY State Turnpike Authority Economic Development			5.000	07/01/2024	Aa3	1,175,000	1,339,006
KY State Turnpike Authority Economic Development			5.000	07/01/2026	Aa3	1,385,000	1,662,152
							4,486,724
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.48% of Net Assets
Lexington-Fayette Urban County Government			5.000	06/01/2024	A1	2,800,000	2,905,560
Warren County Hospital			4.000	04/01/2020	A+*	55,000	55,000
Warren County Hospital			5.000	04/01/2023	A+*	500,000	536,660
							3,497,220
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.45% of Net Assets
University of Kentucky General Receipts			4.000	04/01/2028	Aa2	750,000	823,448
University of Louisville			5.000	03/01/2024	A1	350,000	396,137
University of Louisville	*	*	5.000	03/01/2024	A1	2,000,000	2,263,640
							3,483,225

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
5.63% of Net Assets
Campbell & Kenton Counties Sanitation District #1			4.000%	08/01/2031	Aa2	$1,000,000	$1,138,170
Frankfort Electric & Water			4.000	12/01/2023	AA*	440,000	479,917
KY Rural Water Finance Corporation			4.500	08/01/2021	Baa2	100,000	100,148
Northern KY Water			5.000	02/01/2026	Aa2	815,000	914,177
							2,632,412
REFUNDING BONDS
4.11% of Net Assets
KY State Property & Building #104	*	*	5.000	11/01/2021	A2	1,000,000	1,053,900
KY State Property & Building #108			5.000	08/01/2022	A1	200,000	216,660
KY State Property & Building #112			5.000	11/01/2026	A1	555,000	652,353
							1,922,913
PREREFUNDED BONDS
2.54% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water			5.000	02/01/2025	Aaa	175,000	186,954
KY Turnpike Ecomonic Development Road Revenue	*	*	5.000	07/01/2024	Aa3	250,000	260,283
KY Turnpike Economic Development Road Revenue			5.000	07/01/2023	Aa3	600,000	647,664
KY Turnpike Economic Development Road Revenue			5.000	07/01/2024	Aa3	85,000	91,752
							1,186,653
AIRPORT REVENUE BONDS
1.27% of Net Assets
Kenton County Airport			5.000	01/01/2026	A1	500,000	595,140

Total Investments 97.66% of Net Assets							$45,681,049

(cost $44,369,948) (See (a) below for further explanation)

Other assets in excess of liabilities 2.34%							1,093,438

Net Assets 100%							$46,774,487

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Securtiy is segregated

(a)	Cost for federal income tax purposes is $44,369,948 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	1,311,101
Unrealized depreciation	—
Net unrealized appreciation	1,311,101

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2020	UNAUDITED

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	45,681,049
Level 3	Significant Unobservable Inputs	—

45,681,049

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.21% of Net Assets
MS Development Bank Desoto County Highway			5.000%	01/01/2030	Aa3	$100,000	$110,104
MS Development Bank Special Obligation Canton			5.750	10/01/2031	A2	370,000	394,552
MS Development Bank Special Obligation Hinds College			5.000	04/01/2036	A2	250,000	259,008
MS Development Bank Special Obligation Jones County Rest Home			5.250	04/01/2028	A2	120,000	124,621
MS Development Bank Special Obligation Lowndes County			5.125	12/01/2027	AA*	135,000	138,487
MS Development Bank Special Obligation Marshall County			5.000	01/01/2028	Aa3	200,000	213,046
MS State Capital Improvement Projects			5.000	10/01/2029	Aa2	145,000	153,190
MS State Capital Improvement Projects			5.000	10/01/2036	Aa2	180,000	189,475
MS State University Educational Building Corporation Revenue			5.000	08/01/2036	Aa2	175,000	183,505
MS State University Educational Building Corporation Revenue	*	*	5.250	08/01/2038	Aa2	300,000	339,474
Southern Mississippi Educational Building Corporation			5.000	03/01/2038	Aa2	600,000	665,154

							2,770,616
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
24.80% of Net Assets
Jackson State University Educational Building			5.000	03/01/2034	Aa2	440,000	504,622
Mississippi State University Educational Building			5.000	11/01/2032	Aa2	125,000	146,228
MS Development Bank Special Obligation Gulf Coast Community Project	**		4.000	12/01/2034	AA-*	300,000	333,504
MS Development Bank Special Obligation Northwest MS Community College			4.000	03/01/2039	AA-*	225,000	255,746
MS Development Bank Special Obligation Pearl River Community College			5.000	10/01/2033	AA-*	125,000	156,061
MS State University Educational Building Corporation Revenue			5.000	08/01/2033	Aa2	225,000	273,044
MS State University Educational Building Corporation Revenue			4.000	08/01/2036	Aa2	250,000	279,778
University of Mississippi Educational Building Corporation			5.000	10/01/2031	Aa2	205,000	245,209
University Southern MS Educational Building Corporation			5.000	09/01/2033	Aa2	360,000	427,831

							2,622,023
MUNICIPAL UTILITY REVENUE BONDS
11.03% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer			4.750	12/01/2038	AA*	700,000	759,696
MS Development Bank Special Obligation Jackson Water & Sewer			6.875	12/01/2040	Ba2	150,000	174,798
MS Development Bank Special Obligation Tupelo			5.000	05/01/2033	Aa2	150,000	176,310
MS Development Bank Special Obligation West Jackson County Utility District			5.000	12/01/2033	A*	50,000	55,539

							1,166,343
PUBLIC FACILITIES REVENUE BONDS
9.14% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	*	*	4.000	08/01/2033	AA*	300,000	337,992
MS Development Bank Special Obligation Brandon Public Improvement			5.000	11/01/2033	Aa3	150,000	172,164
MS Development Bank Special Obligation Brandon Public Improvement			4.000	08/01/2035	AA*	150,000	166,815
MS Development Bank Special Obligation Hinds County			4.000	11/01/2035	Aa3	100,000	112,805
MS Development Bank Special Obligation Meridian Arts Center			5.000	03/01/2034	A2	150,000	177,125

							966,901
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.32% of Net Assets
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2025	Aa3	200,000	232,672
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2029	Aa3	300,000	361,811
MS Development Bank Special Obligation Highway Construction			4.000	01/01/2030	Aa3	175,000	198,769
MS Development Bank Special Obligation Marshall County			5.000	01/01/2030	Aa3	75,000	86,395

							879,647
SCHOOL IMPROVEMENT BONDS
5.90% of Net Assets
MS Development Bank Special Obligation Canton School District			5.000	12/01/2033	A1	100,000	116,987
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	A+*	245,000	267,572
MS Development Bank Special Obligation Rankin School District			4.000	06/01/2038	AA*	100,000	111,801
MS Development Bank Special Obligation Vicksburg Warren School District			5.500	03/01/2038	AA*	100,000	127,608

							623,968
REFUNDING BONDS
4.83% of Net Assets
MS State Refunding			5.000	10/01/2033	Aa2	150,000	184,125
MS State Refunding			4.000	10/01/2036	Aa2	290,000	326,549

							510,674
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.99% of Net Assets
Mississippi State Gaming Tax Revenue			5.000	10/15/2035	A3	125,000	143,368
Mississippi State Gaming Tax Revenue			5.000	10/15/2037	A+*	125,000	152,436
MS Development Bank Special Obligation Rankin County			5.000	08/01/2034	Aa1	100,000	126,396

							422,200
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.95% of Net Assets
Medical Center Educational Building Corporation MS Revenue			5.500	12/01/2023	Aa2	75,000	80,656
Medical Center Educational Building Corporation MS Revenue			5.000	06/01/2035	Aa2	100,000	125,391

							206,047
Total Investments 96.17% of Net Assets							$10,168,419

(cost $9,598,730) (See (a) below for further explanation)

Other assets in excess of liabilities 3.83%							405,140

Net Assets 100%							$10,573,559

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds March 31, 2020	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Securtiy is segregated

(a)	Cost for federal income tax purposes is $9,598,730 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$576,171
Unrealized depreciation	(6,482)

Net unrealized appreciation	$569,689

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,168,419
Level 3	Significant Unobservable Inputs	—

$10,168,419

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2020	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.87% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$570,680
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,217,040
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,599
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,842
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	331,579
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,334,860
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,063,320
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	837,008
Scotland County NC	5.000	12/01/2033	A*	250,000	305,243
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,517,292
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	839,565
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	299,300
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	861,008
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,146,360
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	456,472
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	665,966
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	281,325
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	280,223
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,114,370
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,016,999
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,659,975
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,014,012
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	849,713
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	563,735
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	518,475
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,200,562
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	443,000
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	464,227
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,578,182
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	636,741
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	557,120
University of North Carolina	5.000	10/01/2033	A3	30,000	30,045
Western Carolina University	5.000	10/01/2043	Aa3	1,000,000	1,211,720
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,232,400
Western Carolina University	5.000	10/01/2045	Aa3	825,000	945,887

					32,595,845
SCHOOL IMPROVEMENT BONDS
15.79% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	292,660
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	292,255
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	142,581
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	286,375
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	905,203
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,687,029
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,870,456
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	861,383
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,291,940
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	595,555
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	888,263
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,019,602
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa3	200,000	230,810
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	581,810
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	571,145
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	619,955
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	290,483
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	288,158
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	472,267
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	572,115
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	370,643
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,342,054
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	900,353
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,380,234
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	409,315
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	681,421
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	840,486
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	869,085
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,717,663
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	409,917

					24,681,216
PUBLIC FACILITIES REVENUE BONDS
13.17% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	321,413
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,153,150
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,454,050
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	573,440
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,137,980
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	234,620
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	279,396

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
Davidson County NC Limited Obligation			4.000%	06/01/2040	Aa2	$635,000	$734,841
Durham Capital Financing Corporation			4.000	06/01/2036	Aa1	300,000	352,830
Durham Capital Financing Corporation			4.000	06/01/2037	Aa1	270,000	315,660
Durham Capital Financing Corporation			4.000	06/01/2038	Aa1	250,000	290,543
Durham NC Limited Obligation			4.000	04/01/2036	Aa1	1,000,000	1,140,830
Forsyth County NC Limited Tax			5.000	04/01/2031	Aa1	335,000	358,497
Harnett County NC Limited Obligation			4.000	10/01/2038	Aa3	1,055,000	1,211,151
Henderson County NC Limited Obligation			5.000	10/01/2030	Aa3	250,000	296,610
Henderson County NC Limited Obligation			5.000	10/01/2031	Aa3	500,000	591,475
Kannapolis NC Limited Obligation			5.000	04/01/2032	A1	500,000	568,740
Onslow County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	583,700
Orange County NC			4.000	10/01/2036	Aa1	375,000	436,425
Orange County NC			4.000	10/01/2037	Aa1	375,000	435,023
Orange County NC			4.000	10/01/2038	Aa1	275,000	317,738
Orange County NC			4.000	10/01/2038	Aa1	765,000	888,876
Orange County NC			4.000	10/01/2039	Aa1	200,000	229,602
Raleigh NC Limited Obligation			5.000	10/01/2034	Aa1	1,420,000	1,619,535
Raleigh NC Limited Obligation			5.000	10/01/2038	Aa1	500,000	552,605
Randolph County NC Limited Obligation			4.000	10/01/2036	Aa3	250,000	290,483
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	289,318
Randolph County NC Limited Obligation			4.000	10/01/2038	Aa3	670,000	775,371
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3	500,000	574,465
Thomasville NC Revenue			4.000	05/01/2036	Aa3	500,000	572,280

							20,580,647
MUNICIPAL UTILITY REVENUE BONDS
8.92% of Net Assets
Brunswick County NC Enterprise System Revenue			5.000	04/01/2031	Aa3	500,000	582,945
Brunswick County NC Enterprise System Revenue			4.000	04/01/2039	Aa3	1,000,000	1,141,860
Buncombe County NC Metropolitan Sewer District			5.000	07/01/2039	Aaa	550,000	623,617
Cary NC Combined Enterprise System Revenue			4.000	12/01/2042	Aaa	750,000	848,138
Concord NC Utilities System Revenue			4.500	12/01/2034	Aa2	1,000,000	1,158,170
Fuquay-Varina NC Combined Utilities Revenue			5.000	04/01/2040	Aa2	1,000,000	1,179,980
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2034	Aa2	570,000	663,942
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2035	Aa2	250,000	290,540
High Point NC Combined Enterprise			5.000	11/01/2039	Aa2	750,000	849,465
Martin County NC Limited Obligation Water and Sewer District			4.750	06/01/2034	A2	1,150,000	1,285,079
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2030	A*	500,000	602,035
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2032	A*	500,000	590,310
Sampson County NC Water & Sewer District			5.000	06/01/2037	A1	920,000	1,059,205
Union County NC Enterprise System Revenue			4.000	06/01/2038	Aa1	500,000	576,125
Union County NC Enterprise System Revenue			4.000	06/01/2044	Aa1	415,000	467,153
Wake County NC Industrial Facilities & Pollution Control Duke Energy			4.000	06/01/2041	Aa3	1,260,000	1,319,119
Wilmington NC Storm Water Revenue			5.000	06/01/2028	AA+*	115,000	115,290
Wilmington NC Storm Water Revenue			5.000	06/01/2035	Aa2	500,000	583,160

							13,936,133
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.47% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2036	Aa3	590,000	725,580
Charlotte Mecklenburg NC Hospital Healthcare System			5.000	01/15/2039	Aa3	1,500,000	1,610,850
NC State Medical Care Commission			4.000	07/01/2039	A2	550,000	610,913
NC State Medical Care Commission Health Care Facilities Rex Hospital			5.000	07/01/2030	A2	500,000	504,375
NC State Medical Care Commission Health Care Facilities Rex Hospital			5.000	07/01/2033	A2	750,000	878,310
NC State Medical Care Commission Health Care Facilities Vidant Health			5.000	06/01/2040	A1	1,385,000	1,577,003
NC State Medical Care Commission Health Care Facilities Wake Medical			5.000	10/01/2031	A2	1,000,000	1,079,670
NC State Medical Care Commission Health Care Facilities Wake Medical			5.000	10/01/2038	A2	200,000	214,864
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital			5.250	06/01/2029	A2	645,000	649,399
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital			4.750	06/01/2030	A2	405,000	407,276
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital			5.000	06/01/2034	A2	1,225,000	1,232,865
NC State Medical Care Commission Health Care Facilities Rex Hospital			4.000	07/01/2040	A2	750,000	841,958
NC State Medical Care Commission Wake Forest Baptist Hospital			5.000	12/01/2033	A2	1,000,000	1,083,470
New Hanover County NC Hospital Revenue New Hanover Regional Medical			5.000	10/01/2034	A1	1,500,000	1,822,440

							13,238,973
REFUNDING BONDS
8.04% of Net Assets
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2035	Aa1	1,000,000	1,154,510
Charlotte NC Certificate of Participation			5.000	06/01/2026	Aa1	1,455,000	1,458,870
Charlotte NC Certificate of Participation			5.000	06/01/2027	Aa1	775,000	777,000
Charlotte NC Certificate of Participation			5.000	06/01/2033	Aa1	840,000	932,501
Charlotte NC Certificate of Participation			5.000	06/01/2034	Aa1	750,000	872,310
Chatham County NC			5.000	11/01/2032	Aa2	825,000	972,791
Dare County NC Limited Obligation Refunding			5.000	06/01/2029	Aa3	100,000	108,057
Durham County NC			4.000	06/01/2036	Aaa	225,000	263,747
Monroe NC Limited Obligation			4.000	03/01/2033	Aa3	255,000	288,645
Monroe NC Limited Obligation	*	*	5.000	03/01/2039	Aa3	1,250,000	1,465,861
New Hanover County NC Limited Obligation			5.000	12/01/2027	Aa1	505,000	554,086

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
Pitt County NC Certificate of Participation			5.000%	04/01/2027	Aa2	$500,000	$537,125
Rockingham County NC Limited Obligation			5.000	04/01/2027	Aa3	250,000	294,505
Rockingham County NC Limited Obligation			4.500	04/01/2032	Aa3	500,000	569,410
Sampson County NC Limited Obligation			4.000	09/01/2036	A1	1,000,000	1,134,990
Sampson County NC Limited Obligation			4.000	09/01/2037	A1	500,000	565,660
Thomasville NC Combined Enterprise System Revenue			4.750	05/01/2028	A1	435,000	463,793
Union County NC Limited Obligation Refunding			5.000	12/01/2024	Aa1	125,000	145,443

							12,559,304
PREREFUNDED BONDS
7.76% of Net Assets
Durham Capital Financing Corporation			4.000	06/01/2043	Aa1	1,000,000	1,082,840
Durham Capital Financing Corporation Limited Obligation			5.000	06/01/2034	Aa1	500,000	556,710
Jacksonville Public Facilities Corporation Limited Obligation			5.000	04/01/2031	Aa3	265,000	284,623
Jacksonville Public Facilities Corporation Limited Obligation			5.000	04/01/2032	Aa3	100,000	107,405
Johnston County NC Installment Financing Contract			5.000	10/15/2027	Aa2	570,000	581,537
Nash County NC Limited Obligation	*	*	5.000	10/01/2030	Aa3	1,140,000	1,160,201
NC Eastern Municipal Power Agency			6.000	01/01/2025	Baa2	1,150,000	1,400,538
NC Eastern Municipal Power Agency			6.000	01/01/2026	NR	275,000	297,886
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2031	A2	500,000	532,795
NC State Medical Care Commission Duke University Health			5.000	06/01/2035	Aa2	500,000	539,950
NC State Medical Care Commission Health Care Facilities Vidant Health			5.000	06/01/2036	A1	1,000,000	1,079,900
Orange County NC Public Facilities Company Limited Obligation			4.750	10/01/2032	Aa1	750,000	815,190
Pitt County NC Limited Obligation			5.000	04/01/2035	Aa2	105,000	105,000
University of NC Charlotte			5.000	04/01/2031	Aa3	750,000	805,538
University of NC Greensboro			5.000	04/01/2031	Aa3	500,000	537,230
University of NC Greensboro			5.000	04/01/2036	Aa3	500,000	537,230
Watauga NC Public Facilities Corporation Limited Obligation			5.000	06/01/2027	Aa3	750,000	809,925
Winston Salem NC Limited Obligation			5.000	06/01/2031	Aa1	800,000	894,168

							12,128,666
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.63% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee			5.000	03/01/2030	A2	200,000	231,206
NC State Limited Obligation Build NC Bonds			4.000	05/01/2034	Aa1	670,000	777,770
NC State Turnpike Authority			5.000	01/01/2036	AA*	500,000	585,670
NC State Turnpike Authority			5.000	01/01/2038	AA*	2,415,000	2,822,652
NC State Turnpike Authority Monroe Connector System			5.000	07/01/2029	Aa1	500,000	522,980
NC State Turnpike Authority Monroe Connector System			5.000	07/01/2031	Aa1	1,385,000	1,448,834
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2039	Aa1	500,000	562,655
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2036	Aa1	250,000	284,763

							7,236,530
AIRPORT REVENUE BONDS
4.60% of Net Assets
Charlotte NC Aiport Revenue Charlotte Douglas International			4.000	07/01/2044	Aa3	480,000	538,694
Charlotte NC Airport Revenue			5.000	07/01/2036	Aa3	250,000	297,403
Charlotte NC Airport Revenue			4.000	07/01/2036	Aa3	500,000	557,510
Charlotte NC Airport Revenue			5.000	07/01/2037	Aa3	700,000	830,662
Charlotte NC Airport Revenue			5.000	07/01/2042	Aa3	1,325,000	1,557,763
Charlotte NC Douglas International Airport			5.000	07/01/2030	Aa3	1,095,000	1,245,902
Raleigh Durham NC Airport			5.000	05/01/2029	Aa3	235,000	235,776
Raleigh Durham NC Airport			5.000	05/01/2032	Aa3	440,000	441,390
Raleigh Durham NC Airport			5.000	05/01/2036	Aa3	1,480,000	1,484,854

							7,189,954
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.91% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2030	Aa1	250,000	269,303
Buncombe County NC Limited Obligation			5.000	06/01/2032	Aa1	250,000	268,690
Buncombe County NC Limited Obligation			5.000	06/01/2033	Aa1	600,000	697,524
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	1,100,000	1,245,870
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	365,000	423,152
Charlotte NC Certificate of Participation			5.000	12/01/2029	Aa1	340,000	360,495
Johnston County NC Limited Obligation			4.750	06/01/2033	Aa2	500,000	548,270
Rocky Mount NC Special Obligation			4.500	05/01/2032	Aa3	1,500,000	1,741,740
Winston Salem NC Limited Obligation			4.500	06/01/2034	Aa1	500,000	555,010

							6,110,054
LEASE REVENUE BONDS
1.09% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2032	Aa1	1,500,000	1,707,345

ESCROWED TO MATURITY BONDS
.63% of Net Assets
NC Eastern Municipal Power Agency			6.000	01/01/2022	A3	915,000	989,646

Total Investments 97.88% of Net Assets							$152,954,313

(cost $145,842,577) (See (a) below for further explanation)

Other assets in excess of liabilities 2.12%							3,317,941

Net Assets 100%							$156,272,254

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Securtiy is segregated

(a)	Cost for federal income tax purposes is $145,842,577 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$7,257,378
Unrealized depreciation	(145,642)

Net unrealized appreciation	$7,111,736

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	152,954,313
Level 3	Significant Unobservable Inputs	—

$ 152,954,313

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
22.83% of Net Assets
Bertie County Limited Obligation	*	*	4.000%	06/01/2022	A1	$200,000	$210,880
Cabarrus County NC Certificate of Participation			5.000	04/01/2021	AA*	150,000	150,252
Charlotte NC Certificate of Participation			4.000	06/01/2022	Aa1	125,000	132,269
Charlotte NC Certificate of Participation			5.000	06/01/2023	Aa1	625,000	697,744
Charlotte NC Certificate of Participation			5.000	12/01/2024	Aa2	100,000	116,847
Charlotte NC Certificate of Participation			4.000	06/01/2025	Aa1	100,000	108,511
Charlotte NC Certificate of Participation			5.000	12/01/2025	Aa2	100,000	120,027
Dare County NC Limited Obligation			5.000	06/01/2024	Aa3	335,000	361,840
Durham NC Refunding			5.000	09/01/2022	Aaa	125,000	136,563
Jacksonville Public Facilities Corp Limited Obligation			5.000	04/01/2025	Aa3	100,000	117,802
Raleigh NC Limited ObligationRefunding			5.000	10/01/2023	Aa2	250,000	280,728
Rockingham County NC Limited Obligation	*	*	5.000	04/01/2023	Aa3	250,000	277,130
Rockingham County NC Limited Obligation			4.000	04/01/2024	Aa3	105,000	115,841
Sampson County NC Limited Obligation			5.000	12/01/2023	A1	165,000	186,092
Sampson County NC Limited Obligation			5.000	09/01/2024	A1	125,000	143,801
Sampson County NC Limited Obligation			5.000	09/01/2025	A1	125,000	147,964
Sampson County NC Limited Obligation			5.000	09/01/2026	A1	210,000	255,950
Warren County NC Limited Obligation	*	*	5.000	06/01/2023	A1	100,000	110,980

							3,671,221
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
22.33% of Net Assets
East Carolina University			5.000	10/01/2027	Aa3	250,000	302,423
Pitt County NC Limited Obligation			5.000	04/01/2027	Aa2	495,000	602,945
University of NC Charlotte			5.000	10/01/2025	Aa3	110,000	130,700
University of NC Charlotte			5.000	04/01/2028	Aa3	250,000	291,868
University of NC Greensboro			5.000	04/01/2025	A+*	10,000	10,367
University of NC Greensboro			5.000	04/01/2026	Aa3	250,000	301,303
University of NC Greensboro			5.000	04/01/2026	Aa3	400,000	482,082
University of NC Wilmington			5.000	06/01/2025	A1	100,000	117,445
University of NC Wilmington			4.000	06/01/2029	A1	750,000	853,868
University of NC Wilmington Limited Obligation			4.000	06/01/2030	A1	200,000	227,070
Western Carolina University			5.000	10/01/2025	Aa3	225,000	267,734

							3,587,805
MUNICIPAL UTILITY REVENUE BONDS
13.46% of Net Assets
Brunswick County NC Enterprise System Revenue	*	*	5.000	04/01/2027	Aa3	350,000	411,011
Cary NC Combined Enterprise System			4.000	12/01/2028	Aaa	250,000	286,463
Columbus County NC Limited Obligation			5.000	06/01/2023	A1	355,000	393,510
Gastonia NC Combined Utilities System			4.000	05/01/2023	Aa2	150,000	162,438
Monroe NC Limited Obligation			5.000	03/01/2028	Aa3	195,000	234,357
Monroe NC Limited Obligation			5.000	03/01/2029	Aa3	195,000	233,624
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2028	A*	125,000	148,634
Union County NC Enterprise System Revenue			4.000	12/01/2022	Aa1	100,000	104,402
Warren County NC Limited Obligation			5.000	06/01/2027	A1	160,000	188,261

							2,162,700
SCHOOL IMPROVEMENT BONDS
13.07% of Net Assets
Cabarrus County NC Limited Obligation			5.000	04/01/2029	Aa2	200,000	239,514
Onslow County NC Limted Obligation			5.000	06/01/2023	Aa2	250,000	277,943
Randolph County NC Limited Obligation			5.000	10/01/2025	Aa3	250,000	298,360
Rutherford County NC Limited Obligation			5.000	03/01/2028	A1	75,000	94,016
Scotland County NC			5.000	12/01/2025	A*	270,000	320,180
Scotland County NC			5.000	12/01/2026	A*	250,000	304,422
Scotland County NC			5.000	12/01/2027	A*	140,000	174,441
Wake County NC Limited Obligation			5.000	08/01/2020	Aa1	200,000	202,496
Wilkes County NC Limited Obligation			5.000	06/01/2024	A1	165,000	188,526

							2,099,898
PUBLIC FACILITIES REVENUE BONDS
8.60% of Net Assets
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2028	Aa1	500,000	588,040
Charlotte NC Certificate of Participation			4.000	12/01/2022	Aa1	170,000	177,770
Monroe NC Limited Obligation			5.000	04/01/2026	AA*	265,000	319,381
Watauga NC Public Facillities Corporation Limited Obligation			5.000	06/01/2023	Aa3	275,000	297,157

							1,382,348
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.31% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System			5.000	01/15/2028	Aa3	225,000	266,038
NC Medical Care Duke University			5.000	06/01/2026	Aa2	165,000	178,330
NC State Medical Care Commission Health Care Facilities			4.000	06/01/2024	A1	180,000	198,108
North Carolina State Medical Care Commission Vidant Health			5.000	06/01/2028	A1	180,000	210,521

							852,997

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
5.03% of Net Assets
NC State Grant Anticipation Revenue Vehicle			5.000%	03/01/2025	A2	$265,000	$309,072
NC State Grant Anticipation Revenue Vehicle			5.000	03/01/2029	A2	120,000	139,093
North Carolina State Anticipation Revenue Garvee			5.000	03/01/2029	A2	20,000	25,496
North Carolina Turnpike Authority			5.000	01/01/2029	A2	285,000	334,208

							807,869
ESCROWED TO MATURITY BONDS
2.32% of Net Assets
NC Eastern Municipal Power Agency			6.000	01/01/2022	AAA@	125,000	135,608
NC Eastern Municipal Power Agency			6.000	01/01/2022	A3	220,000	237,948

							373,556
AD VALOREM PROPERTY BONDS
1.77% of Net Assets
Smithville Township NC	*	*	5.000	06/01/2024	Aa3	250,000	284,340

LEASE REVENUE BONDS
1.64% of Net Assets
Edgecombe County NC Limited Obligation	*	*	4.000	06/01/2022	A2	250,000	263,490

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.87% of Net Assets
Winston Salem NC Limited Obligation			5.000	06/01/2023	Aa1	125,000	139,384

PREREFUNDED BONDS
.58% of Net Assets
University of NC Greensboro			5.000	04/01/2025	NR	90,000	93,371

Total Investments 97.81% of Net Assets							$15,718,979

(cost $15,107,596) (See (a) below for further explanation)

Other assets in excess of liabilities 2.19%							351,807

Net Assets 100%							$16,070,786

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Securtiy is segregated

(a)	Cost for federal income tax purposes is $15,107,596 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	611,886
Unrealized depreciation	(503)

Net unrealized appreciation	611,383

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,718,979
Level 3	Significant Unobservable Inputs	—

15,718,979

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
35.16% of Net Assets
Bristol TN Electric Revenue			5.000%	09/01/2038	AA-*	$1,525,000	$1,692,948
Chattanooga TN Electric Revenue			5.000	09/01/2035	AA*	250,000	290,968
Chattanooga TN Electric Revenue			5.000	09/01/2040	AA*	2,325,000	2,678,772
Clarksville TN Electric System Revenue			4.000	09/01/2034	Aa2	500,000	570,085
Clarksville TN Water Sewer & Gas Revenue			5.000	02/01/2036	Aa2	500,000	583,085
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2036	Aa2	1,475,000	1,679,848
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2038	Aa2	820,000	928,806
Columbia TN Waterworks Revenue			5.000	12/01/2032	Aa3	885,000	935,932
Franklin TN Water & Sewer Revenue and Tax Authority			5.000	04/01/2024	Aaa	750,000	860,985
Franklin TN Water & Sewer System Revenue			4.000	02/01/2036	Aa3	250,000	280,593
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2035	AA*	315,000	346,336
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2038	AA*	1,000,000	1,093,010
Harpeth Valley TN Utilities District			5.000	09/01/2034	AA+*	500,000	569,915
Harpeth Valley TN Utilities District			5.000	09/01/2040	AA+*	1,000,000	1,076,070
Knox Chapman TN Utility District			4.500	01/01/2027	AA-*	1,000,000	1,085,870
Knox Chapman TN Utility District			5.000	01/01/2031	AA-*	250,000	288,725
Knox Chapman TN Utility District			5.000	01/01/2033	AA-*	250,000	287,365
Memphis TN Electric System Revenue			5.000	12/01/2031	Aa2	225,000	259,702
Memphis TN Electric System Revenue			5.000	12/01/2034	Aa2	1,250,000	1,440,350
Memphis TN Gas System Revenue			4.000	12/01/2034	Aa1	775,000	871,790
Memphis TN Gas System Revenue			4.000	12/01/2036	Aa1	800,000	907,104
Memphis TN Gas System Revenue	*	*	4.000	12/01/2037	Aa1	1,310,000	1,484,387
Memphis TN Storm Water System Revenue			5.000	10/01/2038	Aa3	500,000	603,600
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2033	AA*	500,000	584,350
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2036	AA*	500,000	567,120
Metropolitan Government Nashville & Davidson County Electric	*	*	5.000	05/15/2036	AA*	3,085,000	3,210,313
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2039	AA*	500,000	566,265
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2037	Aa2	250,000	303,760
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2030	Aa2	3,250,000	3,640,228
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2031	Aa2	500,000	560,885
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2033	Aa2	575,000	643,454
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2040	Aa2	2,265,000	2,507,126
Watauga River Regional Water Authority TN Waterworks			4.000	07/01/2037	A*	270,000	304,908

							33,704,655
SCHOOL IMPROVEMENT BONDS
11.47% of Net Assets
Coffee County TN			4.000	06/01/2037	AA-*	500000	575,675
Coffee County TN			4.000	06/01/2041	AA-*	620000	702,813
Franklin TN Special School District			5.000	06/01/2039	Aa1	250000	311,340
Johnson City TN			4.000	06/01/2036	Aa2	1150000	1,340,693
Montgomery County TN			4.000	04/01/2036	AA+*	260000	292,362
Montgomery County TN			4.000	04/01/2037	AA+*	1920000	2,155,008
Rhea County TN	*	*	5.000	04/01/2029	A1	1385000	1,483,003
Shelby County TN			5.000	04/01/2037	Aa1	500000	600,420
Wilson County TN			4.000	04/01/2039	AA+*	1495000	1,641,959
Wilson County TN 10th Special School District			4.000	04/01/2037	AA-*	200000	229,424
Wilson County TN 10th Special School District			4.000	04/01/2038	AA-*	250000	285,465
Wilson County TN 10th Special School District			4.000	04/01/2039	AA-*	550000	625,141
Wilson County TN 10th Special School District Refunding			4.000	04/01/2033	AA-*	655000	754,016

							10,997,319
PUBLIC FACILITIES REVENUE BONDS
10.58% of Net Assets
Memphis Shelby County TN Industrial Development Board			5.000	11/01/2030	Aa3	1,250,000	1,525,025
Memphis TN Refunding General Improvement			5.000	04/01/2031	Aa2	800,000	911,992
Metropolitan Government Nashville & Davidson County Convention Center			5.000	07/01/2026	A1	630,000	635,802
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2031	Aa3	1,500,000	1,676,280
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2038	Aa3	755,000	840,330
Pigeon Forge Industrial Development Board			5.000	06/01/2027	AA*	1,400,000	1,459,094
Pigeon Forge Industrial Development Board	*	*	5.000	06/01/2029	AA*	2,120,000	2,210,503
Pigeon Forge Industrial Development Board			5.000	06/01/2034	AA*	850,000	884,468

							10,143,494
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.53% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue			5.000	09/01/2030	A+*	200,000	216,898
Metropolitan Government Nashville & Davidson County Vanderbilt University			5.000	10/01/2028	Aa1	650,000	711,159
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2036	A1	920,000	1,040,657
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2037	A1	1,030,000	1,154,836
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2040	A1	875,000	974,409
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2037	Aa1	1,400,000	1,612,884
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2040	Aa1	2,000,000	2,337,320
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2043	Aa1	1,000,000	1,084,900

							9,133,063

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2020	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.79% of Net Assets
Memphis Shelby County TN PortAuthority Community Development	5.000%	04/01/2035	Aa3	$625,000	$645,681
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,234,957
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	883,150
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,689,941
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	573,710
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	575,695
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,865,295

					7,468,429
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.74% of Net Assets
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A2	995,000	1,114,708
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,819,350
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,054,643
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,828,768
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A1	500,000	597,145

					7,414,614
PREREFUNDED BONDS
7.35% of Net Assets
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	486,864
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	551,880
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,103,760
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	270,704
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	55,000	58,114
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	721,090
Manchester TN	5.000	06/01/2038	A2	20,000	20,126
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	807,653
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	524,435
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	742,859
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	540,070
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,220,357

					7,047,912
REFUNDING BONDS
5.31% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,425,468
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	467,755
Manchester TN	5.000	06/01/2038	A2	80,000	80,492
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	564,995
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	281,670
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,142,500
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	284,055
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	281,875
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	562,305

					5,091,115
AIRPORT REVENUE BONDS
2.69% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	939,952
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	293,183
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,347,027

					2,580,162
INDUSTRIAL REVENUE BONDS
.93% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	887,502

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.39% of Net Assets
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	370,000	373,138

Total Investments 98.94% of Net Assets					$94,841,403

(cost $90,038,572) (See (a) below for further explanation)

Other assets in excess of liabilities 1.06%					1,011,309

Net Assets 100%					$95,852,712

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Securtiy is segregated

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2020	UNAUDITED

(a)	Cost for federal income tax purposes is $90,038,572 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,803,425
Unrealized depreciation	(594)

Net unrealized appreciation	$4,802,831

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	94,841,403
Level 3	Significant Unobservable Inputs	—

$94,841,403

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2020	UNAUDITED

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
25.40% of Net Assets
Maryville TN		5.000%	06/01/2026	Aa3	$350,000	$426,265
Memphis TN General Improvement *	*	5.000	11/01/2023	Aa2	350,000	395,586
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2027	Aa3	200,000	245,976
Metropolitan Government Nashville & Davidson County TN		5.000	07/01/2021	Aa2	75,000	75,725
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2023	Aa2	110,000	110,809
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2024	Aa2	80,000	84,736
Putnam County TN		4.000	04/01/2025	Aa2	300,000	339,555
						1,678,652
PUBLIC FACILITIES REVENUE BONDS
22.67% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility		4.000	02/01/2021	Aa3	100,000	102,422
Memphis TN Center City Revenue Finance Corporation Sports Facility		4.000	02/01/2022	Aa3	220,000	231,504
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2024	Aa3	250,000	292,118
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.000	07/01/2023	Aa3	125,000	139,373
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2024	Aa3	190,000	214,734
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2025	Aa3	195,000	221,274
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2026	Aa3	100,000	113,580
Pigeon Forge Industrial Development Board		5.000	06/01/2024	AA*	175,000	182,450
						1,497,455
MUNICIPAL UTILITY REVENUE BONDS
20.18% of Net Assets
Chattanooga TN Electric Revenue *	*	5.000	09/01/2023	AA*	250,000	281,170
Erwin TN Utilities Authority Electric System		5.000	09/01/2026	A*	50,000	59,889
Hallsdale-Powell TN Utility District		4.000	04/01/2028	AA*	255,000	291,763
Maryville TN		4.000	06/01/2029	Aa3	250,000	286,360
Metropolitan Government Nashville & Davidson County TN Water & Sewer		5.000	07/01/2026	Aa2	100,000	112,724
Springfield TN		5.000	06/01/2027	Aa3	245,000	301,931
						1,333,837
SCHOOL IMPROVEMENT BONDS
12.75% of Net Assets
Bedford County TN		4.000	04/01/2027	AA*	250,000	286,818
Rhea County TN		4.000	04/01/2025	A1	250,000	262,928
White County TN		4.000	06/01/2027	AA-*	260,000	293,160
						842,906
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.67% of Net Assets
Franklin County TN Health & Educational Facilities Board		4.000	09/01/2024	A+*	135,000	143,344
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2025	A1	100,000	112,931
Shelby County TN Health Educational & Housing Facilities Rhodes College		5.000	08/01/2022	A1	120,000	130,170
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2027	A1	225,000	252,740
						639,185
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.26% of Net Assets
Claiborne County TN		4.125	04/01/2030	A+*	110,000	110,145
Selmer TN		4.000	06/01/2025	AA*	35,000	39,297
						149,442
PREREFUNDED BONDS
1.93% of Net Assets
Memphis TN Center City Revenue Finance Corporation		5.250	11/01/2025	Aa3	100,000	106,104
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2024	NR	20,000	21,212
						127,316

AIRPORT REVENUE BONDS
1.63% of Net Assets
Metropolitan Nashville Airport Authority		4.000	07/01/2023	A1	100,000	107,932

Total Investments 96.49% of Net Assets						$6,376,725

(cost $6,131,255) (See (a) below for further explanation)

Other assets in excess of liabilities 3.51%						231,903

Net Assets 100%						$6,608,628

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Securtiy is segregated

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2020	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
(a) Cost for federal income tax purposes is $6,131,255 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$246,278
Unrealized depreciation	(808)

Net unrealized appreciation	$245,470

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,376,725
Level 3	Significant Unobservable Inputs	—

$6,376,725

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
68.17% of Net Assets
Federal Farm Credit Bank			5.050%	12/21/2021	Aaa	$370,000	$399,217
Federal Farm Credit Bank	*	*	5.250	05/10/2022	Aaa	2,000,000	2,195,946
Federal Farm Credit Bank	*	*	5.840	07/20/2022	Aaa	2,650,000	2,968,088
Federal Farm Credit Bank	*	*	5.250	10/25/2022	Aaa	1,500,000	1,665,770
Federal Farm Credit Bank			5.125	11/28/2022	Aaa	2,000,000	2,224,315
Federal Farm Credit Bank			2.375	08/01/2029	Aaa	1,000,000	1,108,874
							10,562,210
FEDERAL HOME LOAN BANK
29.90% of Net Assets
Federal Home Loan Bank			5.000	12/10/2021	Aaa	250,000	269,042
Federal Home Loan Bank			5.750	06/10/2022	Aaa	2,000,000	2,233,432
Federal Home Loan Bank			5.365	09/09/2024	Aaa	1,750,000	2,129,988
							4,632,462

Total Investments 98.07% of Net Assets							$15,194,672

(cost $14,210,068) (See (a) below for further explanation)

Other assets in excess of liabilities 1.93%							298,475

Net Assets 100%							$15,493,147

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Securtiy is segregated

(a) Cost for federal income tax purposes is $14,210,068 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$984,604
Unrealized depreciation	-

Net unrealized appreciation	$984,604

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31,2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31,2020.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$15,194,672
Level 3	Significant Unobservable Inputs	—

$15,194,672

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds March 31, 2020	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
30.20% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America			7.064%	12/01/2040	AA*	$425,000	$440,181
Davie FL Water & Sewer Revenue Build America			6.849	10/01/2040	A1	40,000	41,058
FL State Utility Revenue			6.548	10/01/2040	A1	60,000	61,528
Grand Junction CO Certificateof Participation Build America			7.500	12/01/2030	AA-*	425,000	442,043
Heber UT Light & Power Build America			7.000	12/15/2030	A2	375,000	388,920
Lincoln AL Build America Recovery Zone			6.800	06/01/2040	AA*	425,000	428,887
Pennington County SD Certificate of Participation Build America			7.200	06/01/2037	Aa1	750,000	778,178
Sarasota County FL Capital Improvement Revenue Build America			7.016	10/01/2040	AA+*	710,000	729,653
Sedalia MO Certificate of Participation Build America	*	*	7.300	06/01/2035	AA*	500,000	503,350
							3,813,798
PUBLIC FACILITIES REVENUE BONDS
17.10% of Net Assets
Buncombe County NC Limited Obligation Build America			6.800	06/01/2030	Aa1	250,000	251,640
Decatur GA Urban Redevelopment Agency Revenue Build America			6.920	01/01/2038	Aa1	150,000	154,671
Evanston IL Taxable Corporate Purpose Bonds			4.250	12/01/2038	Aa2	275,000	289,528
Franklin County OH Convention Facilities Authority			6.640	12/01/2042	Aa2	440,000	633,842
Franklin County OH Convention Facilities Build America			6.540	12/01/2036	Aa2	155,000	214,351
Metropolitan Government Nashville & Davidson County TN			7.431	07/01/2043	A1	190,000	271,514
Pompano Beach FL Certificate of Participation			5.579	01/01/2040	A1	225,000	251,874
Rhode Island Convention Center			6.060	05/15/2035	Aa3	70,000	92,163
							2,159,583
MUNICIPAL UTILITY REVENUE BONDS
13.72% of Net Assets
Benton WA Public Water Authority			3.200	10/01/2044	AA*	200,000	202,294
Grant County WA Utility District			3.336	01/01/2041	Aa3	125,000	119,319
Metropolitan Government Nashville & Davidson County TN Recovery Zone			6.693	07/01/2041	Aa2	200,000	290,172
OK State Municipal Power Authority			6.310	01/01/2040	A2	95,000	133,672
Pigeon Forge TN Build AmericaRecovery Zone			7.125	06/01/2040	AA*	300,000	383,928
West Knox Utilities District Knox County TN Water and Sewer	*	*	6.900	06/01/2040	AA+*	400,000	441,344
Williamsport PA Municipal Water Authority Build America			6.100	01/01/2040	A2	60,000	61,123
York County VA Sewer Revenue Build America			6.607	06/01/2040	Aa3	100,000	100,642
							1,732,494
SCHOOL IMPROVEMENT BONDS
11.81% of Net Assets
Armstrong School District PA Build America	*	*	7.000	03/15/2041	AA*	750,000	786,337
CO State Building Excellent Schools Today Certificate of Participation	*	*	7.017	03/15/2031	Aa2	400,000	421,132
Jefferson County TN Build America Bonds			6.625	06/01/2040	Aa3	250,000	283,733
							1,491,202
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.26% of Net Assets
Mesa CO State College Auxiliary			5.800	05/15/2040	Aa2	170,000	233,655
Mesa State College CO Auxiliary Facilities Build America			6.746	05/15/2042	Aa2	100,000	149,894
Michigan State University Revenues			4.496	08/15/2048	Aa2	375,000	406,796
							790,345
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.71% of Net Assets
KY State Property & Buildings Build America	*	*	5.921	11/01/2030	A1	250,000	328,548
Leeds AL Taxable Warrants			4.125	05/01/2039	AA*	125,000	135,796
Scottsboro AL Build America Bonds			6.400	11/01/2040	A2	250,000	256,667
							721,011
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.23% of Net Assets
Midland County TX Hospital District			6.440	05/15/2039	Aa3	185,000	275,352
University NC Chapel Hill Hospital Revenue Build America			6.329	02/01/2031	Aa3	250,000	258,913
							534,265
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.56% of Net Assets
Washoe County NV Highway Revenue			7.969	02/01/2040	Aa3	280,000	449,064

MARINA/PORT AUTHORITY REVENUE BONDS
2.41% of Net Assets
Miami Dade County FL Special Obligation			7.500	04/01/2040	Aa3	200,000	304,868

AIRPORT REVENUE BONDS
1.01% of Net Assets
Tri-Cities TN Airport Authority Revenue			3.625	05/01/2038	Aa2	125,000	127,496

Total Investments 96.01% of Net Assets							$12,124,126

(cost $11,146,260) (See (a) below for further explanation)

Other assets in excess of liabilities 3.99%							504,452

Net Assets 100%							$12,628,578

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Securtiy is segregated

(a) Cost for federal income tax purposes is $11,146,260 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$988,800
Unrealized depreciation	(10,934)

Net unrealized appreciation	$977,866

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2020.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,124,126
Level 3	Significant Unobservable Inputs	—

$12,124,126

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.